Statements of Operations	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Operating expenses:
Formation and operating costs	$ (5,204,970)
Loss from operations	(5,204,970)
Other income (expense):
Interest earned on investments held in Trust Account	37,665
Offering costs allocated to warrant liabilities	(782,812)
Change in fair value of Forward Purchase Agreements	232,789
Change in fair value of warrant liabilities	5,465,695
Income (loss) before income tax expense	(251,633)
Net income (loss)	$ (251,633)
Class A common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares) | shares	35,224,658
Weighted average shares outstanding, diluted (in shares) | shares	35,224,658
Basic net income (loss) per share of common stock | $ / shares	$ (0.01)
Diluted net income (loss) per share of common stock | $ / shares	$ (0.01)
Class B common stock
Other income (expense):
Weighted average shares outstanding, basic (in shares) | shares	10,589,629
Weighted average shares outstanding, diluted (in shares) | shares	10,589,629
Basic net income (loss) per share of common stock | $ / shares	$ (0.01)
Diluted net income (loss) per share of common stock | $ / shares	$ (0.01)